Loss per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss per share

31. Loss per share

The Company calculates loss per share by dividing loss for the period attributable to the shareholders of the parent by the weighted average number of ordinary shares outstanding during the period (net of treasury shares).

	2025	2024	2023
Loss for the year, attributable to the shareholders of the parent	(152,771)	(201,949)	(416,874)
Weighted average number of shares	607,525,897	596,886,163	593,600,863
Basic and diluted loss per share, U.S. $	(0.25)	(0.34)	(0.70)
Weighted average number of ADS (1 ADS representing 20 ordinary shares)(1)	30,376,295	29,844,308	29,680,043
Basic and diluted loss per ADS, U.S. $	(5.03)	(6.77)	(14.05)

(1) On February 18, 2025, the Company completed a ratio change whereby the ratio of its ADSs to ordinary shares was changed from one ADS representing one ordinary share to one ADS representing twenty ordinary shares. The weighted average number of ADSs has been calculated by dividing the weighted average number of shares by 20, even though the actual number of outstanding ADSs is lower since not all of the ordinary shares in the Company are represented by ADSs. For further details on the ADS Ratio Change, see Note 2 “Summary of accounting policies”.

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2025	2024	2023
Restricted stock units representing ordinary shares	32,430,060	16,403,397	8,415,816
Stock options representing ordinary shares	9,296,760	11,606,280	21,289,191
Convertible Notes (1)	359,462,635	400,616,344	400,616,344

(1) The number of potential dilutive shares from the Convertible Notes are calculated assuming the most advantageous conversion price from the standpoint of the holder and assuming all capitalized interest at maturity will be settled with shares or ADSs, and after considering the repurchases and cancellations of an aggregate amount of $42.9 million Convertible Notes that occurred on October 3, 2025. For further details on the Convertible Notes, the conversion price reset mechanism and the repurchases and cancellations see Note 25 “Interest-bearing loans and borrowings”.

Refer to Note 8 “Share-based compensation” for a description of RSUs and stock options.